K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com
January 9, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Brion R. Thompson, Esq.

RE:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for the following Funds:

File No.
John Hancock Bond Trust	811-03006
John Hancock California Tax-Free Income Fund	811-05979
John Hancock Capital Series	811-01677
John Hancock Current Interest	811-02485
John Hancock Equity Trust	811-04079
John Hancock Investment Trust	811-00560
John Hancock Investment Trust II	811-03999
John Hancock Investment Trust III	811-04630
John Hancock Municipal Securities Trust	811-05968
John Hancock Series Trust	811-03392
John Hancock Sovereign Bond Fund	811-02402
John Hancock Strategic Series	811-04651
John Hancock Tax-Exempt Series Fund	811-05079
John Hancock World Fund	811-04932
     Ladies and Gentlemen:
     On behalf of the Funds, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Funds’ preliminary combined proxy statement and form of combined proxy (the “Proxy Materials”) relating to a special joint meeting of shareholders of the Funds to be held on April 16, 2009. It is anticipated that the Proxy Materials will be first sent to the Funds’ shareholders on or about February 6, 2009.
     This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Funds.

Securities and Exchange Commission
January 9, 2009

     If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Sincerely,
/s/ George P. Attisano
George P. Attisano